Debt (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Debt Default, Short-term Debt, Amount	$ 50,600		$ 50,600		$ 505,600	$ 427,500
Converted Debt and Accrued Interest Into Stock Amount			1,420,422		5,126,809
Converted Debt and Accrued Interest Into Shares			247,308,238		294,339,121
Loss on settlement of debt (Note 5)					1,739,329	0
Gain (Loss) Related To Litigation Settlement	0	(627,384)	(2,941,826)	(2,542,073)	(3,862,458)	(433,400)
Debt Conversion, Converted Instrument, Shares Issued			209,732,083		254,061,743	9,908,906
Payments Of Debt Issuance Costs			106,950	204,093	263,283	0
Amortization of debt issue costs			184,031	134,233	134,233	7,596
Debt Discounts Total			3,554,673	3,258,106	3,258,106	380,000
Debt Instrument, Debt Default, Amount	1,539,000		1,539,000
Warrants Cancel Under Proposed Terms Of Settlement			147,487,500
Common Stock Cancel Under Proposed Terms Of Settlement			98,315,168
Warrants Issued As Cost With Debt Raise			19,237,500
Debt Issue Costs And Derivative Liability	427,759		427,759
Amortization Of Debt Discount (Premium)			3,083,437	2,899,959	3,237,219	48,739
Non Cash Convertible Note And Accrued Interest					26,353
Convertible Debt [Member]
Debt Conversion Converted Into Stock Valuation			950,739		4,268,857	1,143,500
Convertible Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.0095		$ 0.0095		$ 0.101	$ 0.667
Convertible Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.0035		$ 0.0035		$ 0.0032	$ 0.045
Unsecured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued			37,576,155		32,777,378	9,127,119
Debt Conversion Converted Into Stock Valuation			469,683		420,452	1,439,141
Debt Instrument, Convertible, Conversion Price						$ 0.50
Unsecured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.0095		$ 0.0095		$ 0.05
Unsecured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 0.016		$ 0.016		$ 0.01
Secured Debt [Member]
Debt Conversion, Converted Instrument, Shares Issued					7,500,000
Debt Conversion Converted Into Stock Valuation					$ 437,500
Secured Debt [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.059
Secured Debt [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price					$ 0.058